Promissory Note (Tables)	12 Months Ended
Dec. 31, 2021
Glencore [Member] | Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of promissory note [Table Text Block]
	Year ended December 31,
	2021	2020
Promissory Note - beginning of period	$16,629	$15,501
Accretion and interest	1,066	1,128
Promissory Note - end of period	$17,695	$16,629
Less: current portion	(17,695)	-
Non-current portion	$-	$16,629